Summary of changes in RSUs outstanding (Details) (Parenthetical) ₨ in Thousands	12 Months Ended
Mar. 31, 2023 INR (₨)
Disclosure of reserves within equity [abstract]
[custom:IncreaseDecreaseThroughVestedPsuNetSettledForEmployeesTaxObligation]	₨ 27,340